Equity - Changes in Other Reserves (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Balance, beginning of year	$ (27,568.3)		$ (15,449.9)	$ (27,228.7)
Exchange differences arising on translation of foreign operations	(29,846.8)		(14,693.5)	14,562.0
Equity instruments	423.2		334.5	(3,311.6)
Debt instruments	3,907.0		3,097.3	(1,858.0)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	108.7		(162.1)	1,193.1
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	(1,439.4)		(537.8)	989.1
Loss allowance adjustments from debt instruments	(0.9)		6.9	(2.0)
Gain (loss) arising on changes in the fair value of hedging instruments	24.1		(109.6)	41.0
Transferred to initial carrying amount of hedged items	(20.3)		82.3	(22.2)
Share of other comprehensive income (loss) of associates	(267.9)		(152.0)	86.5
Share of unearned stock-based employee compensation of associates	0.2		1.6	8.5
Other comprehensive loss reclassified to profit or loss upon disposal of associates			4.6
Income tax effect	0.6		9.4	92.4
Balance, end of year	(54,679.8)	$ (1,947.3)	(27,568.3)	(15,449.9)
Others - Foreign Currency Translation Reserve [member]
Balance, beginning of year	(26,871.4)		(12,042.4)	(26,697.7)
Exchange differences arising on translation of foreign operations	(29,846.8)		(14,693.5)	14,562.0
Share of other comprehensive income (loss) of associates	(283.4)		(140.1)	93.3
Other comprehensive loss reclassified to profit or loss upon disposal of associates			4.6
Balance, end of year	(57,001.6)		(26,871.4)	(12,042.4)
Others - Stock-Based Employee Compensation [member]
Balance, beginning of year	(0.2)		(1.8)	(10.3)
Share of unearned stock-based employee compensation of associates	0.2		1.6	8.5
Income tax effect
Balance, end of year			(0.2)	(1.8)
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Balance, beginning of year	(692.9)		(3,429.3)	(524.9)
Equity instruments	423.2		334.5	(3,311.6)
Debt instruments	3,907.0		3,097.3	(1,858.0)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	108.7		(162.1)	1,193.1
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	(1,439.4)		(537.8)	989.1
Loss allowance adjustments from debt instruments	(0.9)		6.9	(2.0)
Share of other comprehensive income (loss) of associates	15.5		(11.8)	(6.8)
Income tax effect	0.6		9.4	91.8
Balance, end of year	2,321.8		(692.9)	(3,429.3)
Other - Gain (loss) on hedging instruments [member]
Balance, beginning of year	(3.8)		23.6	4.2
Gain (loss) arising on changes in the fair value of hedging instruments	24.1		(109.6)	41.0
Transferred to initial carrying amount of hedged items	$ (20.3)		82.3	(22.2)
Share of other comprehensive income (loss) of associates			(0.1)
Income tax effect				0.6
Balance, end of year			$ (3.8)	$ 23.6